Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

A summary of property, plant and equipment as at December 31, 2024 and December 31, 2023 is as follows:

	Land and buildings	Plant and machinery	Construction in progress	Total
Cost
At January 1, 2023	77,059	243,399	225,940	546,398
Additions	5,498	15,245	21,258	42,001
Sold	(295)	—	—	(295)
Disposals	(123)	(701)	(801)	(1,625)
Reclassifications	19,938	16,550	(36,488)	—
Exchange differences	2,672	4,356	7,386	14,414
At December 31, 2023	104,749	278,849	217,295	600,893
Additions	4,223	17,779	16,044	38,046
Sold(1)	—	(77)	(84,254)	(84,331)
Disposals(2)	(116)	(1,884)	(89,584)	(91,584)
Reclassifications	1,856	1,834	(3,690)	—
Exchange differences	(5,901)	(10,348)	(1,496)	(17,745)
At December 31, 2024	104,811	286,153	54,315	445,279
Accumulated depreciation and impairment
At January 1, 2023	(9,369)	(44,077)	—	(53,446)
Depreciation charge	(5,636)	(27,392)	—	(33,028)
Sold	295	—	—	295
Disposals	39	668	—	707
Impairment(3)	—	(171)	(152,187)	(152,358)
Exchange differences	(397)	(1,507)	(873)	(2,777)
At December 31, 2023	(15,068)	(72,479)	(153,060)	(240,607)
Depreciation charge	(6,206)	(27,822)	—	(34,028)
Sold(1)	—	10	80,104	80,114
Disposals(2)	49	1,650	75,291	76,990
Impairment(4)	(3,294)	(14,416)	(19,595)	(37,305)
Exchange differences	1,143	3,532	(919)	3,756
At December 31, 2024	(23,376)	(109,525)	(18,179)	(151,080)
Cost, net accumulated depreciation and impairment
At December 31, 2023	89,681	206,370	64,235	360,286
At December 31, 2024	81,435	176,628	36,136	294,199

(1)
Relates primarily to sold assets due to the decision to discontinue the construction of the production facilities in Peterborough, UK and Dallas-Fort Worth, Texas.
(2)
Relates primarily to disposal of assets due to the decision to discontinue the construction of the production facilities in Peterborough, UK and Dallas-Fort Worth, Texas.
(3)
Of the total $152.4 million, $152.2 million relates to impairment charges due to the decision to discontinue the construction of the production facilities in Peterborough, UK and Dallas-Fort Worth, Texas.
(4)
Of the total $37.3 million, $19.1 million relates to impairment charges due to the closure of the production facility in Singapore, and $17.6 million relates to impairment charges due to the decision to discontinue the construction of the production facility in China (Asia III).